Redeemable Convertible Preferred Shares - Series A Preferred Shares Activities Post Extinguishment (Detail) ¥ in Thousands, $ in Thousands	2 Months Ended				10 Months Ended	12 Months Ended
	May 10, 2018 USD ($) shares	May 10, 2018 CNY (¥) shares	Mar. 08, 2018 USD ($) shares	Mar. 08, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Temporary Equity [Line Items]
Beginning balance				¥ 509,668
Ending balance						¥ 509,668
Series A Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance		¥ 499,341		509,668	¥ 499,341
Revaluation of fair value of the whole instrument upon the extinguishment as of March 8, 2018, recognized as deemed dividend to Series A Preferred Shareholders					496,995
Bifurcation of conversion feature as of March 8, 2018					(572,237)
Accretion to redemption value	$ 1,651	¥ 10,439	$ 1,101	7,078	10,439	19,842
Foreign exchange, Amount				(17,405)	1,961	(19,904)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO					¥ (436,499)
Ending balance				¥ 499,341		¥ 509,668
Beginning balance, Number of shares | shares	22,058,823	22,058,823	22,058,823	22,058,823	22,058,823
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO | shares					(22,058,823)
Ending balance, Number of shares | shares			22,058,823	22,058,823		22,058,823